Capital Instruments - Schedule of Carrying Value of Capital Instruments (Detail)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 CAD ($)
Carrying value of capital instruments [line items]
Total	$ 6,122,000,000			$ 6,980,000,000
JHFC subordinated notes [member]
Carrying value of capital instruments [line items]
Issuance date	Dec. 14, 2006
Maturity date	Dec. 15, 2036
Par value	$ 650
Total	$ 647,000,000			647,000,000
2.818% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.818%	2.818%	2.818%
Issuance date	May 12, 2020
Earliest par redemption date	May 13, 2030
Maturity date	May 13, 2035
Par value	$ 1,000
Total	$ 996,000,000			995,000,000
4.061% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	4.061%	4.061%	4.061%
Issuance date	Feb. 24, 2017
Earliest par redemption date	Feb. 24, 2027
Maturity date	Feb. 24, 2032
Par value		$ 750
Total	$ 1,013,000,000			947,000,000
2.237% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.237%	2.237%	2.237%
Issuance date	May 12, 2020
Earliest par redemption date	May 12, 2025
Maturity date	May 12, 2030
Par value	$ 1,000
Total	$ 998,000,000			997,000,000
7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	7.375%	7.375%	7.375%
Issuance date	Feb. 25, 1994
Maturity date	Feb. 15, 2024
Par value	$ 450
Total	$ 615,000,000			579,000,000
3.00% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.00%	3.00%	3.00%
Issuance date	Nov. 21, 2017
Earliest par redemption date	Nov. 21, 2024
Maturity date	Nov. 21, 2029
Par value			$ 500
Total	$ 504,000,000			469,000,000
3.049% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.049%	3.049%	3.049%
Issuance date	Aug. 18, 2017
Earliest par redemption date	Aug. 20, 2024
Maturity date	Aug. 20, 2029
Par value	$ 750
Total	$ 749,000,000			748,000,000
3.317% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.317%	3.317%	3.317%
Issuance date	May 09, 2018
Earliest par redemption date	May 09, 2023
Maturity date	May 09, 2028
Par value	$ 600
Total	$ 600,000,000			599,000,000
3.181% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.181%	3.181%	3.181%
Issuance date	Nov. 20, 2015
Earliest par redemption date	Nov. 22, 2022
Maturity date	Nov. 22, 2027
Par value	$ 1,000
Total				$ 999,000,000